UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
12/31/16 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (17.7%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.961%, 4/15/37			$281,344	$438,757
IFB Ser. 2979, Class AS, 21.692%, 3/15/34			13,384	13,842
IFB Ser. 4104, Class S, IO, 5.396%, 9/15/42			10,760,761	2,192,755
IFB Ser. 326, Class S2, IO, 5.246%, 3/15/44			18,399,749	3,760,677
IFB Ser. 311, Class S1, IO, 5.246%, 8/15/43			16,638,780	3,387,855
Ser. 3687, Class CI, IO, 5.00%, 11/15/38			9,215,623	1,027,542
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			12,062,768	2,551,275
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			16,356,568	3,048,864
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			21,346,001	4,015,418
Ser. 4462, IO, 4.00%, 4/15/45			20,130,429	3,831,827
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			55,278,591	8,536,728
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			30,629,111	4,603,555
Ser. 4020, Class IA, IO, 4.00%, 3/15/27			18,008,256	1,956,237
Ser. 4484, Class TI, IO, 3.50%, 11/15/44			21,607,833	3,805,139
Ser. 4122, Class CI, IO, 3.50%, 10/15/42			20,276,157	2,696,040
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			9,529,207	1,137,470
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			49,833,307	4,285,664
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			25,151,052	2,731,404
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			18,579,275	1,391,994
Ser. 3990, Class KQ 3.000%, 8/15/31(i)			1,073,235	1,107,600
FRB Ser. 57, Class 1AX, IO, 0.373%, 7/25/43			12,577,370	134,578
Ser. 3314, PO, zero %, 11/15/36			44,774	43,824
Ser. 3326, Class WF, zero %, 10/15/35			35,784	26,536
Ser. 1208, Class F, PO, zero %, 2/15/22			20,654	18,700

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 21.794%, 3/25/36			801,953	1,275,483
IFB Ser. 05-83, Class QP, 15.428%, 11/25/34			233,819	293,045
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			27,557,701	6,632,295
Ser. 399, Class 2, IO, 5.50%, 11/25/39			52,934	11,157
Ser. 374, Class 6, IO, 5.50%, 8/25/36			1,945,823	438,776
IFB Ser. 13-18, Class SB, IO, 5.394%, 10/25/41			18,506,247	2,494,642
IFB Ser. 13-103, Class SK, IO, 5.164%, 10/25/43			20,443,063	4,671,489
Ser. 12-132, Class PI, IO, 5.00%, 10/25/42			25,786,601	5,121,812
Ser. 378, Class 19, IO, 5.00%, 6/25/35			2,268,505	416,838
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			13,795,568	3,222,396
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			17,876,092	2,297,078
Ser. 409, Class 81, IO, 4.50%, 11/25/40			17,422,633	3,395,671
Ser. 404, Class 2, IO, 4.50%, 5/25/40			179,680	35,746
Ser. 366, Class 22, IO, 4.50%, 10/25/35			1,103,256	58,770
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			17,517,977	2,646,455
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			30,317,076	5,039,001
Ser. 13-115, Class CI, IO, 4.00%, 2/25/43			25,520,470	3,819,700
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			14,061,448	2,214,678
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42			13,034,895	2,196,380
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			4,395,555	676,638
Ser. 405, Class 2, IO, 4.00%, 10/25/40			199,760	35,675
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			59,887,074	9,455,570
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43			42,437,695	5,665,538
Ser. 13-70, Class CI, IO, 3.50%, 1/25/43			11,608,678	1,412,776
Ser. 13-49, Class IP, IO, 3.50%, 12/25/42			30,752,328	3,594,640
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42			28,647,057	4,134,800
Ser. 12-123, Class DI, IO, 3.50%, 5/25/41			39,458,745	6,198,969
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			54,716,764	6,615,257
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			20,360,959	1,661,454
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			14,039,329	1,225,633
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			26,712,870	3,005,198
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			23,434,220	1,726,399
FRB Ser. 01-50, Class B1, IO, 0.388%, 10/25/41			254,685	3,031
FRB Ser. 02-W8, Class 1, IO, 0.301%, 6/25/42			9,166,392	109,080
Ser. 99-51, Class N, PO, zero %, 9/17/29			64,933	55,193

Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36			37,674	5,210
Ser. 00-T6, IO, 0.712%, 3/30/30			6,032,173	127,882

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.411%, 9/20/43			13,933,992	2,250,618
IFB Ser. 10-20, Class SC, IO, 5.411%, 2/20/40			11,014,573	1,861,243
IFB Ser. 13-99, Class VS, IO, 5.393%, 7/16/43			16,657,836	2,815,507
IFB Ser. 16-77, Class SC, IO, 5.361%, 10/20/45			38,662,260	7,600,706
IFB Ser. 14-60, Class SE, IO, 5.361%, 4/20/44			24,714,187	4,045,712
Ser. 14-132, IO, 5.00%, 9/20/44			21,617,726	4,478,923
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			22,155,468	4,282,814
Ser. 14-4, Class PI, IO, 5.00%, 12/16/43			13,767,002	2,590,399
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43			15,731,543	2,865,501
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			8,178,564	1,684,784
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			6,836,044	1,401,936
Ser. 12-146, IO, 5.00%, 12/20/42			14,780,673	3,053,096
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42			5,010,168	938,254
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			9,301,125	685,057
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			5,027,292	246,644
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			6,284,033	562,638
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			24,461,062	5,188,191
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			18,675,239	3,816,659
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			91,651,633	19,210,182
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			56,780,376	11,728,554
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			26,281,244	5,292,267
IFB Ser. 14-119, Class SA, IO, 4.861%, 8/20/44			41,471,847	6,220,777
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			22,796,148	4,559,230
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			24,728,729	5,191,030
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43			23,692,842	3,552,339
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			5,791,514	977,318
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40			4,304,478	221,753
Ser. 13-167, IO, 4.50%, 9/20/40			14,837,115	2,160,412
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			14,552,774	2,743,343
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			35,770,427	6,785,650
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40			28,602,128	6,072,232
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			22,009,288	4,161,956
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39			31,208,001	5,190,827
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			8,891,823	1,000,330
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			11,598,519	1,101,859
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			1,793,446	48,208
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45			69,765,141	11,104,517
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			38,186,134	6,868,922
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44			18,974,606	4,420,747
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44			18,131,767	3,456,894
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43			21,327,070	2,850,540
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			11,663,899	1,978,897
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43			13,037,768	2,334,021
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			7,212,197	1,329,847
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			21,540,552	3,308,629
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			8,064,929	1,574,481
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			28,206,293	4,217,679
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			59,070,003	7,844,496
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			16,330,861	1,637,495
Ser. 13-76, IO, 3.50%, 5/20/43			43,605,917	7,222,012
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			33,040,090	4,844,206
Ser. 13-28, IO, 3.50%, 2/20/43			12,276,007	1,897,027
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			27,752,748	4,527,028
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			24,944,191	3,866,350
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			19,255,925	3,129,088
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			43,360,149	8,901,232
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42			35,194,824	6,559,471
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42			18,742,146	1,753,200
Ser. 14-62, Class CI, IO, 3.50%, 2/20/42			28,910,603	3,366,235
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			34,082,187	4,236,416
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			47,758,402	6,767,366
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40			35,775,011	4,116,630
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			39,549,410	5,338,553
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36			16,047,333	1,853,693
Ser. 13-37, Class UI, IO, 3.00%, 2/20/42			20,925,421	2,562,527
Ser. 13-41, Class MI, IO, 3.00%, 11/20/41			19,503,408	2,145,375
Ser. 16-H23, Class NI, IO, 2.826%, 10/20/66			120,065,141	16,749,087
Ser. 16-H24, Class JI, IO, 2.776%, 11/20/66			25,308,991	3,496,184
Ser. 15-H18, Class BI, IO, 2.445%, 7/20/65			59,554,573	6,765,399
Ser. 16-H17, Class KI, IO, 2.432%, 7/20/66			32,927,118	4,127,217
Ser. 15-H15, Class BI, IO, 2.383%, 6/20/65			90,398,851	10,708,015
Ser. 15-H24, Class AI, IO, 2.364%, 9/20/65			48,538,665	5,251,884
Ser. 16-H04, Class HI, IO, 2.361%, 7/20/65			67,561,485	7,539,862
Ser. 15-H20, Class BI, IO, 2.312%, 8/20/65			62,617,676	7,057,012
Ser. 15-H10, Class BI, IO, 2.239%, 4/20/65			43,625,377	4,976,827
Ser. 16-H16, Class EI, IO, 2.169%, 6/20/66			46,960,379	5,813,695
Ser. 15-H12, Class AI, IO, 1.844%, 5/20/65			103,130,892	9,925,936
Ser. 15-H23, Class DI, IO, 1.833%, 9/20/65			49,272,767	4,834,348
Ser. 15-H15, Class AI, IO, 1.792%, 6/20/65			55,861,354	5,435,310
FRB Ser. 15-H08, Class CI, IO, 1.78%, 3/20/65			80,086,339	7,607,241
Ser. 15-H23, Class BI, IO, 1.716%, 9/20/65			90,251,886	8,348,299
Ser. 15-H03, Class CI, IO, 1.713%, 1/20/65			85,873,357	7,776,348
Ser. 16-H14, IO, 1.66%, 6/20/66			66,483,142	5,617,826
Ser. 16-H12, Class AI, IO, 1.656%, 7/20/65			73,785,008	6,388,158
Ser. 16-H18, IO, 1.633%, 8/20/66			75,544,804	6,058,693
Ser. 16-H06, Class CI, IO, 1.609%, 2/20/66			55,324,469	4,630,658
Ser. 06-36, Class OD, PO, zero %, 7/16/36			15,714	13,174
Ser. 06-64, PO, zero %, 4/16/34			19,940	19,613

				550,475,945
Commercial mortgage-backed securities (18.7%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			7,282,118	7,269,878
Ser. 06-1, Class B, 5.49%, 9/10/45			2,457,567	2,429,059

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.329%, 2/10/51			137,935,218	274,532

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.349%, 11/10/42			7,045,000	6,021,925
FRB Ser. 05-1, Class C, 5.349%, 11/10/42			8,629,000	5,199,922

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			11,024,000	10,472,800
FRB Ser. 06-PW11, Class AJ, 5.436%, 3/11/39			7,199,000	7,127,010
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			4,190,000	4,059,146
Ser. 05-PWR7, Class C, 5.235%, 2/11/41			4,945,000	4,900,990
Ser. 05-PWR7, Class B, 5.214%, 2/11/41			6,428,183	6,428,183
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			3,745,000	3,751,404

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.436%, 3/11/39			8,260,000	2,065,000

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.116%, 11/15/44			8,486,000	8,235,280
FRB Ser. 07-CD5, Class XS, IO, 0.154%, 11/15/44			100,571,705	36,044

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.754%, 12/15/47			13,980,000	13,904,547

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 5.993%, 3/15/49			2,586,877	2,532,268

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377%, 12/10/46			11,826,000	11,822,452

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.737%, 7/15/47			11,804,000	9,495,138
FRB Ser. 13-CR9, Class D, 4.256%, 7/10/45			5,143,000	4,519,154
Ser. 12-LC4, Class E, 4.25%, 12/10/44			10,009,000	7,402,656
FRB Ser. 14-UBS6, Class D, 3.965%, 12/10/47			5,147,000	3,961,646
Ser. 13-LC13, Class E, 3.719%, 8/10/46			11,140,000	7,424,810
Ser. 14-CR18, Class E, 3.60%, 7/15/47			11,801,000	7,278,857

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.641%, 12/15/39			26,848,598	85,916

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.062%, 2/15/41			10,825,000	9,776,058

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class F, 5.10%, 8/15/38			4,760,000	4,743,347
Ser. 05-C3, Class B, 4.882%, 7/15/37			5,463,207	5,412,946

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			5,463,957	5,436,637

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.80%, 4/15/50			7,725,000	6,299,506

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			11,204,197	11,024,929

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			643,471	643,883

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			3,958,000	3,588,719
FRB Ser. 05-GG4, Class XC, IO, 0.918%, 7/10/39			4,228,153	6,342

GS Mortgage Securities Trust Ser. 06-GG8, Class AJ, 5.622%, 11/10/39			6,591,000	5,645,462

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.654%, 1/10/45			470,624	458,905
Ser. 11-GC3, Class E, 5.00%, 3/10/44			8,510,000	7,721,123
FRB Ser. 14-GC26, Class D, 4.511%, 11/10/47			3,972,000	3,195,871

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.046%, 11/15/45			4,577,000	4,270,913
FRB Ser. 14-C18, Class E, 4.314%, 2/15/47			7,852,000	5,336,219
FRB Ser. 14-C25, Class D, 3.948%, 11/15/47			12,479,000	9,381,712
Ser. 14-C25, Class E, 3.332%, 11/15/47			15,725,000	9,271,460

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.152%, 2/12/51			6,346,500	6,394,099
FRB Ser. 06-LDP7, Class B, 5.925%, 4/17/45			9,729,000	1,772,624
FRB Ser. 06-LDP6, Class B, 5.653%, 4/15/43			875,074	875,074
FRB Ser. 05-LDP2, Class E, 4.981%, 7/15/42			6,146,000	6,094,988

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.252%, 2/12/51			9,775,000	9,117,143
FRB Ser. 07-CB20, Class C, 6.252%, 2/12/51			9,324,000	8,205,120
FRB Ser. 11-C3, Class E, 5.619%, 2/15/46			10,985,000	11,062,994
FRB Ser. 13-C16, Class D, 4.975%, 12/15/46			4,544,000	4,258,169
FRB Ser. 12-C8, Class E, 4.66%, 10/15/45			3,743,999	3,313,134
FRB Ser. 13-C13, Class D, 4.053%, 1/15/46			4,169,000	3,711,301
Ser. 13-C13, Class E, 3.986%, 1/15/46			13,925,000	9,279,620
Ser. 13-C10, Class E, 3.50%, 12/15/47			14,081,000	9,970,756
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			9,312,000	6,082,598

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			1,750,756	1,803,804
Ser. 98-C4, Class J, 5.60%, 10/15/35			3,535,000	3,614,538

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39			3,660,000	790,157
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			25,155,000	7,474,557

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.243%, 4/20/48			9,081,000	7,565,654

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263%, 2/12/51			2,001,000	2,045,822
FRB Ser. 05-CIP1, Class C, 5.595%, 7/12/38			5,799,107	5,651,114
Ser. 04-KEY2, Class D, 5.046%, 8/12/39			3,089,675	3,063,537

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			279,383	7,543
FRB Ser. 07-C5, Class X, IO, 5.449%, 12/15/49			3,785,438	22,713

ML-CFC Commercial Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147%, 12/12/49			2,244,347	2,240,756

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 4.83%, 2/15/47			1,822,000	1,599,352
Ser. 14-C17, Class D, 4.698%, 8/15/47			23,488,000	18,681,193
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			4,901,000	3,582,631
Ser. 14-C15, Class F, 4.00%, 4/15/47			8,998,000	5,735,635
Ser. 13-C13, Class F, 3.707%, 11/15/46			7,659,000	5,250,025
Ser. 14-C17, Class E, 3.50%, 8/15/47			14,427,000	8,719,679
Ser. 15-C24, Class D, 3.257%, 5/15/48			17,620,000	11,891,120

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.643%, 6/11/42			2,776,000	2,822,359
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			21,393,000	12,747,233
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			5,060,000	5,108,204
FRB Ser. 06-HQ8, Class D, 5.419%, 3/12/44			8,329,000	3,289,455

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.275%, 1/11/43			7,212,000	7,198,297

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			4,190,959	4,113,426

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)			1,590,000	43,725

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			4,929,685	369,726

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.885%, 5/10/63			6,674,000	4,663,124
FRB Ser. 13-C6, Class D, 4.346%, 4/10/46			8,594,000	7,637,488
Ser. 13-C6, Class E, 3.50%, 4/10/46			18,360,000	12,282,840

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.104%, 6/15/45			27,153,000	17,641,304
FRB Ser. 05-C21, Class D, 5.29%, 10/15/44			17,760,000	17,640,431
FRB Ser. 07-C34, IO, 0.294%, 5/15/46			58,718,522	111,565

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C11, Class G, 5.743%, 1/15/41			5,825,000	5,500,839

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			8,580,000	6,391,242
FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46			10,054,111	8,988,868
Ser. 13-LC12, Class E, 3.50%, 7/15/46			15,829,000	10,222,368

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			508,000	508,305
FRB Ser. 13-C17, Class D, 5.124%, 12/15/46			5,000,000	4,719,033
Ser. 12-C6, Class E, 5.00%, 4/15/45			7,840,000	6,036,016
Ser. 11-C3, Class E, 5.00%, 3/15/44			8,644,000	6,987,810
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			6,483,000	4,624,972
FRB Ser. 13-UBS1, Class E, 4.627%, 3/15/46			11,752,000	8,302,788
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			5,545,000	4,850,332
Ser. 14-C19, Class D, 4.234%, 3/15/47			13,186,000	10,651,511
Ser. 13-C12, Class E, 3.50%, 3/15/48			15,114,000	11,163,200

				583,406,560
Residential mortgage-backed securities (non-agency) (11.6%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 2.80%, 11/27/36			11,625,514	7,730,967
FRB Ser. 12-RR5, Class 4A8, 0.754%, 6/26/35			9,189,931	8,831,889

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.321%, 9/25/34			256,410	144,182

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.056%, 7/25/25 (Bermuda)			10,335,000	10,490,025

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.222%, 6/25/46			2,834,748	2,666,364
FRB Ser. 06-OA7, Class 1A2, 1.507%, 6/25/46			18,535,069	16,125,510
FRB Ser. 05-38, Class A3, 1.106%, 9/25/35			40,818,724	35,651,375
FRB Ser. 05-59, Class 1A1, 1.069%, 11/20/35			34,355,868	29,487,965
FRB Ser. 06-OA10, Class 4A1, 0.946%, 8/25/46			12,649,317	10,168,786

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.256%, 1/25/25			15,675,921	19,077,709
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.256%, 10/25/28			2,530,000	2,852,743
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.256%, 5/25/28			4,541,712	5,146,509
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 10.756%, 7/25/28			765,840	831,727
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.106%, 4/25/28			11,980,582	12,825,355
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.306%, 12/25/27			11,467,104	12,098,247
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 5.906%, 11/25/28			2,950,000	3,200,542

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 13.506%, 10/25/28			3,990,000	5,010,595
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.006%, 9/25/28			14,000,000	17,175,031
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.506%, 10/25/28			7,745,000	9,161,767
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.506%, 8/25/28			11,787,000	14,081,879
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.656%, 10/25/28			7,775,000	8,603,935
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.456%, 4/25/28			26,931,500	29,664,641
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.756%, 7/25/25			20,884,500	22,487,701
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.756%, 7/25/25			5,136,364	5,532,962
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.306%, 2/25/25			7,039,905	7,423,580
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, 5.106%, 4/25/29			3,300,000	3,380,355
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 5.006%, 1/25/29			1,680,000	1,737,960
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.756%, 5/25/25			2,099,000	2,187,865
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.756%, 5/25/25			3,124,000	3,260,252

Green Tree Home Improvement Loan Trust Ser. 95-D, Class B2, 7.45%, 9/15/25			1,180	1,180

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 0.936%, 5/25/36			14,152,262	7,037,920

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.681%, 3/26/47			38,798,468	24,093,849

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, 0.966%, 8/25/36			3,597,297	2,931,797

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.748%, 9/25/35			2,447,507	2,386,075
FRB Ser. 05-AR13, Class A1C3, 1.246%, 10/25/45			18,476,934	16,063,455
FRB Ser. 05-AR19, Class A1C4, 1.156%, 12/25/45			4,459,577	3,847,723

				363,400,417

Total mortgage-backed securities (cost $1,579,185,515)				$1,497,282,922

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (40.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)

Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38			$307,143	$351,167
4.50%, TBA, 1/1/47			10,000,000	10,675,000

				11,026,167
U.S. Government Agency Mortgage Obligations (39.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, TBA, 1/1/47			44,000,000	46,218,907

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 1/1/47			23,000,000	25,551,563
4.50%, TBA, 1/1/47			9,000,000	9,675,000
4.00%, TBA, 1/1/47			1,000,000	1,051,250
3.50%, TBA, 1/1/47			962,000,000	986,050,000
2.50%, TBA, 1/1/47			180,000,000	171,421,884

				1,239,968,604

Total U.S. government and agency mortgage obligations (cost $1,251,921,888)				$1,250,994,771

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.000%, 8/31/21(i)			$595,000	$601,367

Total U.S. treasury obligations (cost $601,367)				$601,367

CORPORATE BONDS AND NOTES (30.1%)(a)
			Principal amount	Value

Basic materials (2.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$1,986,000	$2,075,370

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			2,255,000	2,412,850

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			890,000	1,041,300

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,760,000	1,927,200

ArcelorMittal SA sr. unsec. unsub. notes 8.00%, 10/15/39 (France)			404,000	443,325

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			1,465,000	1,465,000

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			2,021,000	2,156,164

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			1,316,000	1,566,040

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			2,347,000	2,341,133

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			2,921,000	2,899,093

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			3,853,000	4,421,318

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			900,000	904,500

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			955,000	1,038,563

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			600,000	616,500

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)			800,000	818,000

Cemex SAB de CV 144A company guaranty sr. sub. notes 7.25%, 1/15/21 (Mexico)			2,250,000	2,396,250

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			2,623,000	2,583,655

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			1,420,000	1,356,100

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			4,276,000	4,265,310

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			1,596,000	1,643,880

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			1,725,000	1,699,125

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)			980,000	989,800

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			1,287,000	1,280,565

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			710,000	708,225

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			201,000	186,930

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			1,263,000	1,297,733

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			1,943,000	2,040,150

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			2,170,000	2,490,075

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			510,000	535,806

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			915,000	951,033

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			2,136,000	2,178,720

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			1,845,000	2,029,500

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			2,171,000	2,447,803

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			3,146,000	3,303,300

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			2,813,000	2,883,325

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			2,755,000	2,865,200

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			2,740,000	2,767,400

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			296,000	327,820

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			625,000	668,750

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			2,446,000	2,837,360

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			305,000	317,963

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			1,985,000	2,104,100

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			1,557,000	1,630,958

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			620,000	617,675

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			763,000	764,908

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			672,000	635,040

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			4,808,000	4,567,600

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			2,621,000	2,693,078

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			1,745,000	1,553,050

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			3,526,000	3,702,300

				91,446,843
Capital goods (1.7%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			3,030,000	3,014,850

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			3,765,000	3,953,250

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			2,699,000	2,793,465

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			690,000	710,700

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			3,012,000	3,027,060

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			1,995,000	2,109,713

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			2,780,000	3,044,962

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			2,765,000	3,096,800

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			5,389,000	5,261,011

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			2,330,000	2,399,900

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			1,150,000	1,485,810

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			3,000,000	3,457,500

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			3,298,000	3,223,795

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			1,865,000	1,902,300

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			2,444,000	2,541,760

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			1,838,000	1,954,024

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			842,000	860,945

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			4,034,000	4,215,530

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			3,676,000	3,740,330

				52,793,705
Communication services (3.8%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			1,050,000	1,080,188

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			540,000	546,750

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			5,005,000	5,342,838

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			1,117,000	1,139,340

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			2,520,000	2,690,100

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			527,000	545,445

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			5,387,000	5,548,610

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			661,000	675,873

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			380,000	401,850

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			1,220,000	1,342,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,610,000	1,638,175

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,212,000	1,233,210

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			4,146,000	4,052,715

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			2,060,000	2,214,500

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			2,010,000	2,321,550

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			786,000	674,364

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			4,275,000	3,858,188

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			890,000	918,925

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			2,615,000	2,749,150

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			475,000	425,125

Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes Ser. REGS, 4.875%, 5/15/22 (United Kingdom)			1,396,000	1,357,610

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			440,000	452,100

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			540,000	545,400

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25			1,765,000	2,100,350

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25			1,375,000	1,475,027

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			3,679,000	3,770,975

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			4,231,000	4,246,866

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			5,995,000	5,920,063

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			2,303,000	2,539,058

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			10,036,000	10,713,430

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			3,845,000	4,085,313

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			1,485,000	1,487,777

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			2,443,000	2,586,526

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			3,740,000	3,997,125

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			1,889,000	1,995,256

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			4,357,000	4,596,635

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	2,690,000	3,134,064

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5.625%, 4/15/23 (Germany)		EUR	1,220,000	1,374,627

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5.75%, 1/15/23 (Germany)		EUR	542,700	610,138

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5.125%, 1/21/23 (Germany)		EUR	1,725,300	1,920,239

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			$3,535,000	3,627,794

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4.50%, 1/15/25 (United Kingdom)		EUR	3,165,000	3,437,218

Virgin Media Secured Finance PLC 144A sr. notes 6.00%, 4/15/21 (United Kingdom)		GBP	1,256,727	1,610,865

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$2,307,000	2,226,255

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			2,189,000	2,309,395

Wind Acquisition Finance SA 144A company guaranty sr. notes 4.00%, 7/15/20 (Luxembourg)		EUR	2,375,000	2,548,796

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$5,401,000	4,820,393

Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)		EUR	1,025,000	1,102,693

				119,990,884
Consumer cyclicals (4.8%)

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			$605,000	619,369

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			1,707,000	1,785,949

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			939,000	960,128

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			1,977,000	2,036,310

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			2,540,000	2,436,698

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			2,336,000	1,121,280

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			936,000	1,006,200

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			1,030,000	1,053,175

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			2,485,000	2,492,207

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			1,720,000	1,854,332

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			2,966,000	3,195,865

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			835,000	847,525

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			545,000	572,250

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			945,000	975,713

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			916,000	943,480

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			2,061,000	2,086,763

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			1,357,000	1,350,215

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			4,577,000	4,679,983

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			2,770,000	2,770,000

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			1,110,000	1,079,475

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			1,330,000	1,406,475

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			3,775,000	4,001,500

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			1,425,000	1,370,167

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			3,321,000	3,487,050

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			1,000,000	1,042,900

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			935,000	927,988

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	3,471,000	2,714,445

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$900,000	943,094

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			1,375,000	1,333,750

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			350,000	339,500

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			2,466,000	2,598,671

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			581,000	474,968

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			1,496,000	1,548,360

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			3,305,000	3,362,838

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			3,015,000	3,052,688

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			1,425,000	1,539,000

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			603,000	594,709

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			700,000	666,750

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			807,000	908,884

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			1,325,000	1,416,094

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			2,567,000	2,644,010

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			1,180,000	1,221,300

Lennar Corp. company guaranty sr. unsec. unsub. bonds 4.50%, 11/15/19			1,000,000	1,038,750

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			1,817,000	1,839,713

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			845,000	847,113

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			1,097,000	1,132,653

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			455,000	460,688

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			2,586,000	2,624,790

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			1,231,000	1,246,388

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			1,317,000	1,173,776

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			3,744,000	2,648,880

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			1,280,000	950,400

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			490,000	486,325

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			735,000	763,481

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			1,272,000	1,295,850

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			2,510,000	2,629,225

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			307,000	319,280

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			2,207,000	2,261,952

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			4,566,000	4,760,055

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			4,243,000	4,370,290

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			733,000	723,838

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			1,901,000	1,896,248

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			1,625,000	1,803,750

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			2,845,000	2,894,788

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			575,000	586,500

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			2,360,000	2,407,200

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			2,410,000	2,458,200

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			6,036,000	6,005,820

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			1,000,000	850,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			3,145,000	3,373,013

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			4,682,000	4,787,345

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			1,848,000	1,933,470

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			3,495,000	3,573,638

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			2,045,000	2,121,688

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			90,000	95,513

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			2,127,000	2,185,493

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			3,699,000	3,689,753

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			1,170,000	1,172,925

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			1,075,000	1,080,375

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			2,725,000	2,769,281

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			1,220,000	1,174,250

				149,894,755
Consumer staples (1.5%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			5,710,000	5,966,898

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			3,536,000	3,703,960

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			1,734,000	1,690,650

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			1,892,000	1,929,840

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			6,489,000	6,667,448

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			1,349,000	1,521,456

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			2,870,000	3,020,675

JBS USA Lux SA/JBS USA Finance, Inc. 144A sr. unsec. notes 8.25%, 2/1/20 (Brazil)			680,000	697,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			1,680,000	1,705,200

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			1,680,000	1,715,700

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			1,255,000	1,241,666

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			880,000	882,200

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			1,115,000	1,131,725

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			1,000,000	997,500

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			2,010,000	2,080,350

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			882,000	904,050

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			3,428,000	3,445,140

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			3,687,000	3,963,525

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			559,387	397,165

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			2,208,000	2,417,760

				46,079,908
Energy (4.6%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			1,275,000	1,319,625

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			1,553,000	1,589,884

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			2,529,000	2,585,903

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			794,000	700,705

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			407,000	367,318

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			3,873,000	3,446,970

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)			1,421,100	675,023

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			2,160,000	2,203,870

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			2,005,000	2,162,894

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			380,000	387,600

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			3,770,000	3,897,238

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			950,000	948,110

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			215,000	222,794

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			1,467,000	1,353,308

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			473,000	425,700

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			1,758,000	1,903,035

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			1,885,000	1,895,745

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			720,000	705,600

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			1,469,000	1,568,158

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			4,164,000	3,830,880

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			1,151,000	1,236,980

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			1,042,000	1,183,973

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			1,280,000	1,490,839

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			315,000	317,363

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			1,700,000	1,708,500

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)			2,380,000	2,647,750

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			3,560,000	3,738,000

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			2,095,000	2,136,062

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			818,000	838,450

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			3,684,000	3,776,100

Parsley Energy, LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			635,000	637,159

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.625%, 5/20/43 (Brazil)			3,738,000	2,763,130

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			11,924,000	12,863,015

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			11,457,000	10,998,720

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4.875%, 3/17/20 (Brazil)			2,966,000	2,932,484

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			2,797,000	1,076,845

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			14,670,000	5,589,270

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			24,565,000	9,457,525

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			13,745,000	11,408,350

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.625%, 6/15/38 (Mexico)			760,000	735,300

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 6/2/41 (Mexico)			1,000,000	936,550

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			1,865,000	1,697,150

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			1,665,000	1,614,401

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			3,060,000	2,787,660

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			83,000	77,605

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			660,000	696,300

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			1,639,000	1,598,025

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			802,000	787,965

Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22			832,000	910,000

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			1,905,000	2,043,113

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23			2,130,000	2,263,125

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			1,390,000	1,402,163

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			3,925,000	206,063

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			1,635,000	1,733,100

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			3,730,000	373

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			1,526,000	1,556,520

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			370,000	376,475

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			1,100,000	1,089,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			555,000	550,838

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			655,000	13,100

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			620,000	633,175

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			1,655,000	496,500

Whiting Petroleum Corp. company guaranty sr. unsec. sub. notes 6.50%, 10/1/18			1,360,000	1,353,200

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			765,000	789,045

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			3,260,000	3,296,675

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			565,000	631,388

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			2,283,000	2,454,225

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			2,521,000	2,584,025

				144,303,934
Financials (5.1%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			2,006,000	1,935,790

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			5,368,000	6,226,451

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			1,221,000	1,544,565

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			600,000	624,750

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4.875%, 11/1/18 (Costa Rica)			2,200,000	2,211,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			1,685,000	1,760,825

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			2,850,000	2,935,500

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			1,415,000	1,475,138

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			2,620,000	2,272,850

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			2,320,000	2,317,100

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			785,000	881,869

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			1,433,000	1,447,330

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			1,285,000	1,249,663

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			1,422,000	789,210

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			3,250,000	3,765,938

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			3,179,000	3,683,666

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			2,720,000	2,774,400

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			1,335,000	1,328,325

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			2,425,000	2,418,938

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			950,000	1,003,590

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			3,267,000	3,242,498

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			2,413,000	2,422,049

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			2,775,000	3,406,132

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	100,000	216,198

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			$2,300,000	2,472,500

MetLife Capital Trust X 144A jr. unsec. sub. FRB 9.25%, 1/1/68			935,000	1,266,925

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			1,255,000	1,298,925

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			3,743,000	3,789,788

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			892,000	929,910

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			1,480,000	1,542,900

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			2,283,000	2,297,269

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			3,515,000	3,330,463

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			1,580,000	1,517,204

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			2,500,000	2,553,125

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			2,100,000	2,278,500

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95%, 2/7/17 (Russia)			5,010,000	5,022,776

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			680,000	739,500

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			640,000	644,800

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			2,000,000	1,990,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			2,178,000	1,900,305

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			1,980,000	2,039,400

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152%, perpetual maturity (Jersey)		EUR	2,000,000	2,215,961

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			$3,620,000	3,692,400

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			3,060,000	3,304,800

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			1,956,000	2,084,407

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			2,200,000	2,263,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			22,451,000	23,581,632

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			27,040,000	29,068,000

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)			1,110,000	1,187,700

				154,946,215
Health care (2.4%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			2,200,000	2,268,750

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			2,005,000	1,992,469

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			3,768,000	3,768,000

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			2,705,000	2,850,394

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			482,000	470,553

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			1,466,000	1,480,660

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			3,438,000	2,389,410

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			2,557,000	818,240

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			325,000	274,625

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			2,673,000	2,826,698

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			4,173,000	3,547,050

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.50%, 2/1/25 (Ireland)			500,000	418,750

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			1,965,000	1,721,831

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			2,717,000	2,798,510

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			1,642,000	1,697,418

HCA, Inc. company guaranty sr. sub. notes 5.875%, 3/15/22			2,000,000	2,155,000

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			741,000	841,035

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			1,065,000	1,067,663

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			3,165,000	3,386,550

Kinetic Concepts, Inc./KCI USA, Inc. 144A notes 9.625%, 10/1/21			1,052,000	1,112,490

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			2,404,000	2,151,580

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			1,255,000	1,292,650

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			2,175,000	2,207,625

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			2,235,000	2,264,679

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			2,396,000	2,126,450

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			2,587,000	2,690,480

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			4,990,000	5,202,075

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			1,831,000	1,863,043

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20			3,355,000	3,380,163

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			810,000	856,575

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			4,416,000	4,625,760

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			3,185,000	2,392,731

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			3,777,000	2,851,635

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			1,062,000	823,050

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			1,705,000	1,278,750

				73,893,342
Technology (1.4%)

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			443,000	190,490

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			2,736,000	2,394,000

Black Knight InfoServ, LLC/Black Knight Lending Solutions, Inc. company guaranty sr. unsec. notes 5.75%, 4/15/23			3,068,000	3,202,225

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			1,160,000	1,229,600

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			559,000	620,590

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			2,550,000	2,704,884

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			2,670,000	2,843,550

First Data Corp. 144A notes 5.75%, 1/15/24			2,785,000	2,873,786

First Data Corp. 144A sr. notes 5.375%, 8/15/23			1,705,000	1,768,938

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			2,235,000	2,365,636

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			4,165,000	4,289,950

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			2,564,000	2,672,970

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			3,445,000	3,660,313

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			2,454,000	2,558,295

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			1,720,000	1,935,000

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	1,550,000	1,697,427

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6.875%, 4/30/21 (Germany)		EUR	3,425,000	3,806,072

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			$2,922,000	3,177,675

				43,991,401
Transportation (0.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			4,120,000	3,955,200

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			5,049,000	5,225,715

				9,180,915
Utilities and power (1.6%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			2,779,000	3,230,588

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			2,629,000	2,615,855

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			965,000	955,350

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			1,960,000	2,185,400

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			2,635,000	2,542,775

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			2,105,000	2,199,725

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			510,000	534,225

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 6.875%, 7/30/19 (Brazil)			2,825,000	2,946,778

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 5.75%, 10/27/21 (Brazil)			500,000	487,500

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			2,495,000	2,648,205

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			385,000	367,675

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			5,344,000	5,437,520

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			260,000	239,850

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8.625%, 1/15/22			2,976,000	3,640,193

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			2,415,000	2,692,725

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			785,000	810,513

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			1,666,000	1,137,045

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			780,000	813,150

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			1,479,000	1,541,858

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			2,133,000	2,015,685

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			1,216,000	1,209,920

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			1,655,000	1,753,804

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/21			499,000	515,357

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			2,443,000	2,687,442

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			1,140,000	1,177,050

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			3,692,000	3,738,150

				50,124,338

Total corporate bonds and notes (cost $952,488,266)				$936,646,240

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.5%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$28,554,000	$27,266,357

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			9,736,000	10,199,155

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			3,755,000	3,867,650

Brazil (Federal Republic of) sr. unsec. unsub. notes 10.00%, 1/1/17 (Brazil) (units)		BRL	38,850	12,519,195

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$15,559,000	16,910,688

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			9,195,000	10,530,114

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			2,225,000	2,286,188

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)			1,500,000	1,370,385

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.00%, 1/26/24 (Croatia)			10,550,000	11,446,750

Egypt (Government of) 144A sr. unsec. notes 5.875%, 6/11/25 (Egypt)			8,825,000	8,005,511

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)		EUR	11,152,000	11,527,148

Hellenic (Republic of) sr. unsec. unsub. bonds 4.75%, 4/17/19 (Greece)		EUR	1,689,000	1,663,624

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	248,000	160,597

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)		EUR	1,815,642	1,182,539

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/34 (Greece)(STP)		EUR	1,721,000	1,178,381

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	4,964,694	3,512,871

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	7,406,000	5,424,485

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	23,154,966	17,291,219

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	13,010,512	9,998,689

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	3,011,376	2,398,493

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	3,547,500	2,884,132

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	23,688,696	19,464,477

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	2,371,983	1,983,038

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	10,997,000	9,361,393

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			$3,255,000	3,763,594

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			3,250,000	3,583,125

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.125%, 1/15/45 (Indonesia)			6,310,000	6,294,225

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			5,860,000	5,713,500

Mexico (Republic of) sr. unsec. unsub. notes Ser. MTN, 4.75%, 3/8/44 (Mexico)			150,000	137,754

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			1,925,000	2,002,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			3,715,000	6,296,925

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			6,600,000	7,095,000

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 5/31/40 (Ukraine)			1,007,000	302,986

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			2,900,000	1,247,000

Venezuela (Bolivarian Republic of) sr. unsec. unsub. bonds 9.25%, 9/15/27 (Venezuela)			7,605,000	3,926,081

Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)			600,000	590,914

Total foreign government and agency bonds and notes (cost $241,653,531)				$233,386,183

SENIOR LOANS (1.9%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			$2,475,246	$2,283,415

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			1,957,000	1,980,484

Avaya, Inc. bank term loan FRN Ser. B6, 6.50%, 3/31/18			2,165,986	1,881,701

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			2,345,156	2,028,560

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17 (In default)(NON)			4,010,095	4,421,130

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			4,601,503	4,634,578

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 4.00%, 10/17/23			5,030,000	5,074,013

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21			3,300,000	3,587,374

Cortes NP Intermediate Holding II Corp. bank term loan FRN Ser. B, 6.00%, 11/30/23			890,000	895,934

Del Monte Foods, Inc. bank term loan FRN 8.25%, 8/18/21			1,435,000	1,083,425

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21			1,538,514	1,547,488

EP Energy, LLC bank term loan FRN 9.75%, 6/30/21			85,000	88,719

First Data Corp. bank term loan FRN 3.524%, 3/24/21			649,537	655,626

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			2,958,644	2,577,719

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.356%, 1/30/19			2,744,000	2,224,926

Inception Merger Sub, Inc. bank term loan FRN Ser. B, 5.00%, 10/26/23			651,000	658,018

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			3,261,927	3,294,546

Krono's, Inc. bank term loan FRN 9.25%, 11/1/24			1,125,000	1,157,168

Krono's, Inc. bank term loan FRN 5.00%, 11/1/23			623,000	628,062

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			1,259,161	1,214,303

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			3,192,750	3,231,861

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			2,215,226	1,925,233

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.75%, 6/30/21			1,399,125	1,386,446

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23			2,377,038	2,392,555

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			2,274,300	2,293,632

Reynolds Group Holdings, Inc. bank term loan FRN 4.25%, 2/5/23			1,680,788	1,697,977

Solenis International LP bank term loan FRN 7.75%, 7/31/22			435,000	426,844

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			2,088,649	1,895,449

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			2,293,140	2,226,256

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 5.25%, 8/5/20			1,026,392	1,023,093

Total senior loans (cost $62,037,080)				$60,416,535

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

1.4019/3 month USD-LIBOR-BBA/Jan-19	Jan-17/1.4019		$278,289,600	$36,178

Citibank, N.A.

2.226/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.226		139,144,800	400,737

2.11875/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.11875		139,144,800	75,138

Credit Suisse International

1.95275/3 month USD-LIBOR-BBA/Jan-27	Jan-17/1.95275		139,144,800	4,174

Goldman Sachs International

2.462/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.462		208,716,600	3,051,436

2.4775/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.4775		139,144,400	2,281,968

2.2125/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2125		139,144,800	303,336

1.1735/3 month USD-LIBOR-BBA/Jan-18	Jan-17/1.1735		556,579,200	27,829

JPMorgan Chase Bank N.A.

2.2095/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2095		139,144,800	340,905

Total purchased swap options outstanding (cost $6,012,438)				$6,521,701

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Jan-17/$95.39		$64,000,000	$195,200

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.77		60,250,000	3,322,787

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.58		60,250,000	3,209,518

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.02		60,250,000	2,870,913

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83		60,250,000	2,757,642

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-17/99.46		418,000,000	1,596,760

USD/JPY (Call)	May-17/JPY 118.00		60,375,200	1,513,003

Total purchased options outstanding (cost $7,568,213)				$15,465,823

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			$960,000	$946,200

Total convertible bonds and notes (cost $836,877)				$946,200

COMMON STOCKS (—%)(a)
			Shares	Value

Texas Competitive Electric Holdings Co., Inc. (Rights)(F)			51,654	$67,150

Vistra Energy Corp.			51,654	800,637

Total common stocks (cost $903,945)				$867,787

SHORT-TERM INVESTMENTS (12.3%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.69%(AFF)		Shares	165,642,298	$165,642,298

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(P)		Shares	2,185,000	2,185,000

U.S. Treasury Bills 0.441%, 2/23/17(SEGSF)(SEGCCS)			$334,000	333,777

U.S. Treasury Bills 0.465%, 2/16/17(SEGSF)(SEGCCS)			56,811,000	56,780,436

U.S. Treasury Bills 0.447%, 2/9/17(SEGSF)(SEGCCS)			37,592,000	37,574,708

U.S. Treasury Bills 0.472%, 2/2/17(SEGSF)			2,340,000	2,339,176

U.S. Treasury Bills 0.381%, 1/26/17(SEGSF)(SEGCCS)			52,376,500	52,362,411

U.S. Treasury Bills 0.387%, 1/19/17(SEGSF)(SEGCCS)			7,429,000	7,427,633

U.S. Treasury Bills 0.462%, 1/12/17(SEGSF)(SEGCCS)			56,683,000	56,677,332

U.S. Treasury Bills zero%, 1/26/17(i)			1,323,000	1,322,603

Total short-term investments (cost $382,640,063)				$382,645,374

TOTAL INVESTMENTS

Total investments (cost $4,485,849,183)(b)				$4,385,774,903

FORWARD CURRENCY CONTRACTS at 12/31/16 (aggregate face value $1,109,526,736) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$20,760,859	$22,002,351	$(1,241,492)
	British Pound	Sell	3/16/17	11,859,510	12,121,056	261,546
	Canadian Dollar	Buy	1/18/17	19,054,969	19,001,582	53,387
	Chinese Yuan (Offshore)	Sell	2/16/17	29,341,103	29,927,883	586,780
	Euro	Sell	3/16/17	4,138,056	4,160,148	22,092
	Hong Kong Dollar	Sell	2/16/17	16,115,390	16,125,894	10,504
	Japanese Yen	Buy	2/16/17	15,773,881	15,657,318	116,563
	Japanese Yen	Sell	2/16/17	15,066,751	16,152,106	1,085,355
	New Zealand Dollar	Sell	1/18/17	21,652,418	21,731,530	79,112
	Norwegian Krone	Sell	3/16/17	16,727,637	17,197,779	470,142
Barclays Bank PLC
	Australian Dollar	Sell	1/18/17	5,464,250	5,163,066	(301,184)
	British Pound	Sell	3/16/17	12,615,064	12,976,445	361,381
	Canadian Dollar	Buy	1/18/17	7,916,030	8,284,737	(368,707)
	Euro	Sell	3/16/17	22,638,141	22,276,283	(361,858)
	Japanese Yen	Sell	2/16/17	5,141,307	5,759,868	618,561
	New Zealand Dollar	Sell	1/18/17	15,815,148	15,785,793	(29,355)
	Swiss Franc	Buy	3/16/17	19,826	19,571	255
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	2,574,106	2,703,624	(129,518)
	Brazilian Real	Buy	1/3/17	12,074,692	11,627,071	447,621
	Brazilian Real	Sell	1/3/17	12,074,692	11,740,388	(334,304)
	Brazilian Real	Sell	4/3/17	11,783,379	11,347,414	(435,965)
	British Pound	Sell	3/16/17	443,457	455,476	12,019
	Canadian Dollar	Buy	1/18/17	15,964,436	16,082,402	(117,966)
	Chinese Yuan (Offshore)	Sell	2/16/17	14,538,594	14,916,441	377,847
	Euro	Sell	3/16/17	29,381,127	29,317,521	(63,606)
	Japanese Yen	Sell	2/16/17	14,611,500	15,056,448	444,948
	Mexican Peso	Buy	1/18/17	6,257,009	6,216,375	40,634
	New Zealand Dollar	Sell	1/18/17	14,852,732	14,895,943	43,211
	South African Rand	Buy	1/18/17	102,530	102,260	270
Credit Suisse International
	Australian Dollar	Buy	1/18/17	295,334	313,132	(17,798)
	British Pound	Sell	3/16/17	282,099	289,669	7,570
	Canadian Dollar	Buy	1/18/17	61,150,709	62,053,049	(902,340)
	Canadian Dollar	Sell	1/18/17	61,290,162	62,007,304	717,142
	Hong Kong Dollar	Sell	2/16/17	13,175,490	13,182,164	6,674
	New Zealand Dollar	Buy	1/18/17	2,555,055	2,664,178	(109,123)
	New Zealand Dollar	Sell	1/18/17	2,555,055	2,625,873	70,818
	Swedish Krona	Buy	3/16/17	16,026,627	15,906,271	120,356
Goldman Sachs International
	Australian Dollar	Sell	1/18/17	4,369,840	3,791,839	(578,001)
	British Pound	Sell	3/16/17	1,493,828	1,535,430	41,602
	Canadian Dollar	Buy	1/18/17	7,270,167	7,419,212	(149,045)
	Euro	Sell	3/16/17	12,685,763	12,363,558	(322,205)
	Japanese Yen	Sell	2/16/17	10,853,384	12,536,823	1,683,439
	New Taiwan Dollar	Sell	2/16/17	14,755,713	14,908,232	152,519
	New Zealand Dollar	Sell	1/18/17	22,220,840	23,145,182	924,342
	Norwegian Krone	Buy	3/16/17	621,527	103,750	517,777
	Russian Ruble	Buy	3/16/17	15,891,951	15,133,418	758,533
	South Korean Won	Sell	2/16/17	14,163,709	14,622,123	458,414
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/18/17	1,498,310	1,588,261	(89,951)
	Canadian Dollar	Buy	1/18/17	15,615,060	15,768,743	(153,683)
	Euro	Sell	3/16/17	7,869,722	7,793,757	(75,965)
	Hong Kong Dollar	Sell	2/16/17	16,321,379	16,329,825	8,446
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/18/17	23,174,891	25,413,904	(2,239,013)
	British Pound	Sell	3/16/17	2,573,581	2,647,163	73,582
	Canadian Dollar	Buy	1/18/17	18,079,098	18,376,533	(297,435)
	Chinese Yuan (Offshore)	Sell	2/16/17	14,802,494	15,012,799	210,305
	Euro	Sell	3/16/17	21,089,697	21,534,634	444,937
	Hong Kong Dollar	Sell	2/16/17	16,786,872	16,795,537	8,665
	Japanese Yen	Sell	2/16/17	1,391,857	2,385,334	993,477
	New Taiwan Dollar	Sell	2/16/17	14,755,713	14,818,409	62,696
	New Zealand Dollar	Sell	1/18/17	21,379,732	21,053,355	(326,377)
	Norwegian Krone	Sell	3/16/17	14,923,729	15,380,910	457,181
	South Korean Won	Sell	2/16/17	14,163,709	14,686,146	522,437
	Swedish Krona	Buy	3/16/17	16,016,355	15,942,436	73,919
	Swiss Franc	Buy	3/16/17	784,684	783,135	1,549
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/18/17	7,713,374	8,179,640	(466,266)
	British Pound	Sell	3/16/17	12,430,867	12,770,915	340,048
	Canadian Dollar	Buy	1/18/17	10,843,645	10,911,949	(68,304)
	Euro	Sell	3/16/17	12,436,985	12,306,807	(130,178)
	New Zealand Dollar	Sell	1/18/17	12,853,324	12,895,099	41,775
	Swedish Krona	Buy	3/16/17	16,050,965	15,856,102	194,863
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/18/17	15,764,569	15,817,899	53,330
	British Pound	Sell	3/16/17	6,670,372	6,854,608	184,236
	Canadian Dollar	Buy	1/18/17	15,635,918	15,879,535	(243,617)
	Euro	Sell	3/16/17	36,435,111	36,600,973	165,862
	Japanese Yen	Sell	2/16/17	239,486	814,814	575,328
	New Zealand Dollar	Sell	1/18/17	14,113,631	14,458,000	344,369
	Swedish Krona	Buy	3/16/17	16,797,373	16,215,194	582,179
UBS AG
	Australian Dollar	Buy	1/18/17	172,554	182,854	(10,300)
	British Pound	Sell	3/16/17	12,047,410	12,371,700	324,290
	Euro	Sell	3/16/17	14,866,556	14,703,014	(163,542)
	New Zealand Dollar	Sell	1/18/17	14,506,583	14,678,569	171,986
WestPac Banking Corp.
	Australian Dollar	Sell	1/18/17	2,545,972	2,293,462	(252,510)
	Canadian Dollar	Sell	1/18/17	102,950	103,088	138
	Euro	Sell	3/16/17	15,724,549	15,915,653	191,104

Total						$6,538,508

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/16 (premiums $54,202,667) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.0514)/3 month USD-LIBOR-BBA/Jan-19	Jan-17/2.0514	$278,289,600	$16,697
Citibank, N.A.

(1.95275)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/1.95275	139,144,800	4,174
2.776/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.776	139,144,800	16,697
2.28475/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.28475	139,144,800	1,092,287
Credit Suisse International

2.73/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.73	139,144,800	9,740
Goldman Sachs International

(1.52275)/3 month USD-LIBOR-BBA/Jan-18	Jan-17/1.52275	556,579,200	5,566
2.7625/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.7625	139,144,800	11,132
2.6875/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.6875	139,144,400	84,878
2.657/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.657	208,716,600	89,748
(2.242)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.242	208,716,600	695,026
(2.2675)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2675	139,144,400	695,722
(2.3725)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.3725	139,144,400	1,363,615
(2.352)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.352	208,716,600	1,634,251
JPMorgan Chase Bank N.A.

2.762/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.762	139,144,800	19,480
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	270,610,000	16,336,727

Total			$22,075,740

WRITTEN OPTIONS OUTSTANDING at 12/31/16 (premiums $6,402,793) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/$100.02	$60,250,000	$2,870,909
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83	60,250,000	2,757,643
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	60,250,000	2,419,038
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	60,250,000	2,419,038
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	60,250,000	2,305,768
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	60,250,000	2,305,768
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.52	60,250,000	1,967,163
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.33	60,250,000	1,854,495
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/95.39	64,000,000	282,240
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-17/99.46	418,000,000	1,692,900
USD/JPY (Call)	May-17/JPY 125.00	60,375,200	511,378

Total			$21,386,340

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

Counterparty				Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)

Barclays Bank PLC

(0.625)/6 month JPY-LIBOR-BBA/Feb-37 (Purchased)	Feb-17/0.625	JPY	8,234,700,000	$(672,652)	$521,385
(0.66)/6 month JPY-LIBOR-BBA/Feb-37 (Purchased)	Feb-17/0.66	JPY	8,234,700,000	(670,008)	311,421

Total				$(1,342,660)	$832,806

TBA SALE COMMITMENTS OUTSTANDING at 12/31/16 (proceeds receivable $288,117,031) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.00%, 1/1/47	$207,000,000	1/18/17	$205,803,292
Federal National Mortgage Association, 2.50%, 1/1/47	89,000,000	1/18/17	84,758,598

Total			$290,561,890

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	603,433,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$(3,344,289)
MXN	470,245,000	—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(1,530,778)
MXN	190,014,000	—	10/8/21	1 month MXN-TIIE-BANXICO	5.895%	(632,775)
MXN	196,974,000	—	10/26/21	1 month MXN-TIIE-BANXICO	6.09%	(588,962)

Total		$—	$(6,096,804)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$6,910,831	(E)	$(236)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(1,043,640)
		64,796,000	(E)	176,986	3/15/27	3 month USD-LIBOR-BBA	2.50%	923,890
		405,223,000	(E)	679,325	3/15/22	3 month USD-LIBOR-BBA	2.15%	2,988,690
		7,885,600	(E)	35,589	3/15/47	3 month USD-LIBOR-BBA	2.704%	213,047
		70,100	(E)	113	3/15/27	3 month USD-LIBOR-BBA	2.4885%	848
		1,467,555,400	(E)	(2,454,593)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(17,836,042)
		452,393,400	(E)	(502,569)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(2,689,891)
		1,606,133,000	(E)	(473,680)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(1,993,081)
	AUD	64,137,000	(E)	30,540	3/22/22	2.70%	6 month AUD-BBR-BBSW	(6,394)
	AUD	28,867,000	(E)	8,739	3/22/27	3.10%	6 month AUD-BBR-BBSW	(117,232)
	CAD	35,447,000	(E)	(308)	9/8/26	3 month CAD-BA-CDOR	1.58%	(941,099)
	CAD	35,447,000	(E)	(308)	9/8/26	3 month CAD-BA-CDOR	1.6275%	(884,232)
	CAD	59,962,000	(E)	(516)	10/19/26	1.8475%	3 month CAD-BA-CDOR	1,087,031
	CAD	817,000	(E)	(1,397)	3/15/22	3 month CAD-BA-CDOR	1.60%	1,384
	CAD	95,678,000	(E)	(34,474)	3/15/27	2.07%	3 month CAD-BA-CDOR	(751,996)
	CHF	245,000	(E)	188	3/15/22	6 month CHF-LIBOR-BBA	0.25%	(196)
	CHF	17,650,000	(E)	24,913	3/15/27	0.25%	6 month CHF-LIBOR-BBA	(98,946)
	EUR	854,572,000	(E)	1,012,497	3/15/22	0.20%	6 month EUR-EURIBOR-REUTERS	(2,929,397)
	EUR	31,134,000	(E)	(95,545)	3/15/27	0.40%	6 month EUR-EURIBOR-REUTERS	891,810
	EUR	102,449,000	(E)	(1,487,231)	3/15/27	0.82%	6 month EUR-EURIBOR-REUTERS	(2,736,700)
	GBP	38,784,000	(E)	(580)	9/8/26	1.075%	6 month GBP-LIBOR-BBA	1,140,822
	GBP	36,578,000	(E)	(505)	10/19/26	6 month GBP-LIBOR-BBA	1.386%	(439,933)
	GBP	226,371,000	(E)	(270,533)	3/15/22	1.06%	6 month GBP-LIBOR-BBA	(2,464,428)
	GBP	87,582,000	(E)	422,609	3/15/27	1.50%	6 month GBP-LIBOR-BBA	(2,101,691)
	JPY	1,968,964,000	(E)	(581)	2/22/37	6 month JPY-LIBOR-BBA	0.56%	(357,547)
	MXN	160,220,000		(111)	12/3/26	7.715%	1 month MXN-TIIE-BANXICO	102,876
	NOK	287,290,000	(E)	26,425	3/15/22	1.65%	6 month NOK-NIBOR-NIBR	(89,954)
	NOK	69,000	(E)	(11)	3/15/27	6 month NOK-NIBOR-NIBR	2.05%	49
	NZD	41,655,000	(E)	(39,110)	3/15/27	3 month NZD-BBR-FRA	3.70%	327,329
	NZD	218,151,000	(E)	48,660	3/15/22	3 month NZD-BBR-FRA	3.18%	334,786
	SEK	897,499,000	(E)	36,342	3/15/22	0.35%	3 month SEK-STIBOR-SIDE	(50,643)
	SEK	3,268,000	(E)	49	3/15/27	1.25%	3 month SEK-STIBOR-SIDE	(3,267)
	ZAR	184,521,000		(170)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(31,574)

	Total			$(2,859,483)	$(29,555,321)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$7,775,911	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(5,273)
Barclays Bank PLC
	1,679,519	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(11,984)
	1,203,615	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,254)
	1,679,519	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	4,823
	1,127,270	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,474)
	4,620,004	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	693
	5,444,920	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	14,480
	1,556,017	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,138
	784,274	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(290)
	2,645,726	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(27,844)
	3,085,378	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,205
	416,536	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,649)
	1,522,690	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,497
	10,171,192	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	27,049
	254,476	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Ginnie Mae II pools	(68)
	8,293,825	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,067)
	45,290	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(477)
	1,317,509	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	690
	3,855,243	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	32,810
	5,479,960	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,872
	3,299,054	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	1,729
	4,184,219	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	2,193
	5,704,851	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(36,274)
	818,549	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,205)
	10,110,846	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,535
	18,584,320	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,902
	44,340,568	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,082
	582,555	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	188
	17,084,988	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(47,284)
	103,705,376	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(141,451)
	63,234,524	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	353,984
EUR	57,000,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	97,202
EUR	28,497,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	71,094
EUR	40,541,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	122,905
GBP	24,138,000	—	11/3/26	3.4531%	GBP Non-revised UK Retail Price Index	(275,463)
Citibank, N.A.
	$1,635,712	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,231)
	548,367	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(748)
Credit Suisse International
	5,777,351	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7,880)
	28,423,496	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(55,072)
	1,203,615	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,642)
	5,585,462	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	31,267
	75,092	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(43)
	250,460	—	1/12/34	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,907)
	292,915	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,406)
	1,551,284	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,059)
	3,331,068	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(10,586)
	9,730,776	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	5,099
	10,345,551	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,779
	12,689,470	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,222
	16,044,174	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	8,407
	3,619,134	—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(8,677)
	20,679,944	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,568)
	3,381,083	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,074)
	2,591,513	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(823)
	2,981,576	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,808)
	31,061,738	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,373)
	5,479,502	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(595)
	52,884,208	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(49,808)
	33,334,016	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(31,395)
	32,987,893	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(18,957)
	22,312,043	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,086
Deutsche Bank AG
	876,827	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,332
	5,585,462	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	31,267
Goldman Sachs International
	5,558,817	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(58,502)
	1,337,348	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(425)
	1,127,270	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(764)
	1,940,482	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(12,339)
	11,546,452	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,733
	11,546,452	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,733
	2,808,882	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	15,724
	1,055,233	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	5,907
	8,464,674	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,740)
	1,947,459	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(20,495)
	698,183	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	3,908
	7,250,131	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(53,246)
	619,971	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(6,525)
	3,880,651	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(40,841)
	883,150	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	7,516
	1,210,183	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,775)
	1,822,194	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,043
	762,735	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(246)
	1,490,963	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	551
	3,025,883	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(961)
	2,091,290	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	11,707
	3,847,871	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	21,540
	215,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	113
	319,357	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Ginnie Mae II pools	98
	2,509,641	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	14,049
	1,297,363	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(8,249)
	191,628	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,073
	511,209	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,862
	174,592	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	977
	7,434	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(47)
	2,518,345	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(16,013)
	12,578,390	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,888
	1,442,911	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	8,077
	2,523,046	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(26,553)
	16,389,715	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,460
	129,990	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(41)
	7,851,301	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,493)
	26,412,084	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,388)
	24,593,702	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	25,625
	33,233,239	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(31,300)
	36,541,240	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,967
	22,615,848	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,300)
	13,474,034	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	32,306
EUR	205,198,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(412,563)
EUR	67,760,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(136,236)
EUR	57,000,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	320,406
EUR	57,000,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	250,804
EUR	56,994,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	418,223
EUR	27,035,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	410,882
GBP	12,069,000	—	11/10/26	3.56%	GBP Non-revised UK Retail Price Index	59,793
GBP	12,069,000	—	11/18/26	3.52%	GBP Non-revised UK Retail Price Index	(14,279)
JPMorgan Chase Bank N.A.
	$17,594,415	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,588)
	2,233,371	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(709)
	24,593,702	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	25,625
EUR	28,497,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	98,631
EUR	28,497,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	126,529
EUR	28,919,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	431,601
EUR	23,789,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	361,549
JPMorgan Securities LLC
	$9,338,922	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,331)
	56,681,012	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,506)

Total		$—	$1,886,266

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$39,713	$581,000	5/11/63	300 bp	$6,993
	CMBX NA BBB- Index	BBB-/P	79,608	1,321,000	5/11/63	300 bp	5,213
	CMBX NA BBB- Index	BBB-/P	163,473	2,648,000	5/11/63	300 bp	14,346
	CMBX NA BBB- Index	BBB-/P	155,838	2,734,000	5/11/63	300 bp	1,868
	Credit Suisse International
	CMBX NA BB Index	—	(311,136)	2,217,000	1/17/47	(500 bp)	(17,987)
	CMBX NA BB Index	—	(881,360)	49,934,000	5/11/63	(500 bp)	5,681,355
	CMBX NA BB Index	—	(27,128)	2,794,000	1/17/47	(500 bp)	342,316
	CMBX NA BBB- Index	BBB-/P	119,192	2,435,000	5/11/63	300 bp	(17,940)
	CMBX NA BBB- Index	BBB-/P	525,357	10,709,000	5/11/63	300 bp	(77,738)
	CMBX NA BBB- Index	BBB-/P	14,981,730	202,689,000	1/17/47	300 bp	3,566,962
	Goldman Sachs International
	CMBX NA BB Index	—	(2,223,064)	21,731,000	5/11/63	(500 bp)	632,993
	CMBX NA BB Index	—	(638,451)	4,219,000	1/17/47	(500 bp)	(80,582)
	CMBX NA BBB- Index	BBB-/P	111,130	2,297,000	5/11/63	300 bp	(18,229)
	CMBX NA BBB- Index	BBB-/P	153,612	3,151,000	5/11/63	300 bp	(23,842)
	CMBX NA BBB- Index	BBB-/P	156,347	3,152,000	5/11/63	300 bp	(21,163)
	CMBX NA BBB- Index	BBB-/P	164,933	3,162,000	5/11/63	300 bp	(13,141)
	CMBX NA BBB- Index	—	(50,096)	616,000	1/17/47	(300 bp)	(15,405)
	CMBX NA BBB- Index	BBB-/P	1,692,752	24,286,000	1/17/47	300 bp	325,045
	CMBX NA BBB- Index	BBB-/P	2,080,480	28,147,000	1/17/47	300 bp	495,337
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(594,743)	4,102,000	5/11/63	(500 bp)	(55,626)
	CMBX NA BB Index	—	(193,608)	1,377,000	5/11/63	(500 bp)	(12,632)
	CMBX NA BB Index	—	(98,384)	740,000	5/11/63	(500 bp)	(1,127)
	CMBX NA BB Index	—	(95,931)	667,000	5/11/63	(500 bp)	(8,269)
	CMBX NA BBB- Index	—	(1,192,740)	12,950,000	1/17/47	(300 bp)	(463,439)
	CMBX NA BBB- Index	—	(431,022)	5,181,000	1/17/47	(300 bp)	(139,245)
	CMBX NA BBB- Index	—	(206,776)	2,614,000	1/17/47	(300 bp)	(59,565)
	CMBX NA BBB- Index	BBB-/P	291,888	3,576,000	1/17/47	300 bp	90,500

	Total		$13,771,614	$10,136,998

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,116,886,979.
(b)	The aggregate identified cost on a tax basis is $4,599,048,754, resulting in gross unrealized appreciation and depreciation of $16,561,684 and $229,835,535, respectively, or net unrealized depreciation of $213,273,851.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund***	$187,111,979	$345,439,639	$366,909,320	$262,227	$165,642,298
	*** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,627,881,116 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.9%
	Russia	2.1
	Greece	2.0
	Argentina	1.5
	Brazil	1.1
	Canada	1.0
	Mexico	0.6
	Indonesia	0.5
	Venezuela	0.5
	Luxembourg	0.5
	Other	2.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $6,271,387 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $32,994,383 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $41,050,170 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$800,637	$67,150	$—
Total common stocks	800,637	67,150	—
Convertible bonds and notes	—	946,200	—
Corporate bonds and notes	—	936,645,867	373
Foreign government and agency bonds and notes	—	233,386,183	—
Mortgage-backed securities	—	1,497,282,922	—
Purchased options outstanding	—	15,465,823	—
Purchased swap options outstanding	—	6,521,701	—
Senior loans	—	60,416,535	—
U.S. government and agency mortgage obligations	—	1,250,994,771	—
U.S. treasury obligations	—	601,367	—
Short-term investments	167,827,298	214,818,076	—

Totals by level	$168,627,935	$4,217,146,595	$373

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$6,538,508	$—
Written options outstanding	—	(21,386,340)	—
Written swap options outstanding	—	(22,075,740)	—
Forward premium swap option contracts	—	832,806	—
TBA sale commitments	—	(290,561,890)	—
Interest rate swap contracts	—	(32,792,642)	—
Total return swap contracts	—	1,886,266	—
Credit default contracts	—	(3,634,616)	—

Totals by level	$—	$(361,193,648)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$12,747,226	$16,381,842
Foreign exchange contracts	18,031,119	10,490,986
Interest rate contracts	32,075,916	84,625,667

Total	$62,854,261	$111,498,495

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$662,800,000
Purchased currency option contracts (contract amount)		$45,300,000
Purchased swap option contracts (contract amount)		$1,865,900,000
Written TBA commitment option contracts (contract amount)		$843,500,000
Written currency option contracts (contract amount)		$45,300,000
Written swap option contracts (contract amount)		$3,451,300,000
Forward currency contracts (contract amount)		$2,307,900,000
OTC interest rate swap contracts (notional)		$65,300,000
Centrally cleared interest rate swap contracts (notional)		$6,038,400,000
OTC total return swap contracts (notional)		$1,870,100,000
OTC credit default contracts (notional)		$398,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	JPMorgan Futures Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared interest rate swap contracts§	—	—	63,173,190	—	—	—	—	—	—	—	—	—	—	—	—	63,173,190
	OTC Total return swap contracts*#	—	777,071	—	—	75,860	33,599	1,628,965	—	1,043,935	—	—	—	—	—	—	3,559,430
	OTC Credit default contracts*#	—	—	—	—	7,225,308	—	3,448,617	—	—	2,073,301	—	—	—	—	—	12,747,226
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	2,571	—	—	—	—	2,571
	Forward currency contracts#	2,685,481	980,197	—	1,366,550	922,560	—	4,536,626	8,446	2,848,748	—	—	576,686	1,905,304	496,276	191,242	16,518,116
	Forward premium swap option contracts#	—	832,806	—	—	—	—	—	—	—	—	—	—	—	—	—	832,806
	Purchased swap options#	36,178	—	—	475,875	4,174	—	5,664,569	—	340,905	—	—	—	—	—	—	6,521,701
	Purchased options#	—	—	—	—	—	—	—	—	15,465,823	—	—	—	—	—	—	15,465,823

	Total Assets	$2,721,659	$2,590,074	$63,173,190	$1,842,425	$8,227,902	$33,599	$15,278,777	$8,446	$19,699,411	$2,073,301	$2,571	$576,686	$1,905,304	$496,276	$191,242	$118,820,863

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$6,096,804	$—	$—	$—	$—	$—	$—	$6,096,804
	Centrally cleared interest rate swap contracts§	—	—	69,343,063	—	—	—		—	—	—	—	—	—	—	—	69,343,063
	OTC Total return swap contracts*#	5,273	554,784	—	2,979	203,673	—	884,321	—	6,297	15,837	—	—	—	—	—	1,673,164
	OTC Credit default contracts*#	410,212	—	—	—	12,154,995	—	3,615,247	—	—	201,388	—	—	—	—	—	16,381,842
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	894	—	—	—	—	894
	Forward currency contracts#	1,241,492	1,061,104	—	1,081,359	1,029,261	—	1,049,251	319,599	2,862,825	—	—	664,748	243,617	173,842	252,510	9,979,608
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Written swap options#	16,697	—	—	1,113,158	9,740	—	4,579,938	—	16,356,207	—	—	—	—	—	—	22,075,740
	Written options#	—	—	—	—	—	—	—	—	21,386,340	—	—	—	—	—	—	21,386,340

	Total Liabilities	$1,673,674	$1,615,888	$69,343,063	$2,197,496	$13,397,669	$—	$10,128,757	$319,599	$46,708,473	$217,225	$894	$664,748	$243,617	$173,842	$252,510	$146,937,455

	Total Financial and Derivative Net Assets	$1,047,985	$974,186	$(6,169,873)	$(355,071)	$(5,169,767)	$33,599	$5,150,020	$(311,153)	$(27,009,062)	$1,856,076	$1,677	$(88,062)	$1,661,687	$322,434	$(61,268)	$(28,116,592)
	Total collateral received (pledged)##†	$1,047,985	$601,367	$—	$(355,071)	$(4,810,716)	$—	$5,150,020	$(302,849)	$(27,009,062)	$1,690,000	$—	$(88,062)	$1,661,687	$322,434	$—
	Net amount	$—	$372,819	$(6,169,873)	$—	$(359,051)	$33,599	$—	$(8,304)	$—	$166,076	$1,677	$—	$—	$—	$(61,268)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017